Income tax - Summary of income tax calculation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	R$ 4,985,967	R$ 3,936,348	R$ 3,444,656
Combined tax rate in Brazil	34.00%	34.00%	34.00%
Tax expense (income) at applicable tax rate	R$ 1,695,229	R$ 1,338,359	R$ 1,171,183
Tax effect of foreign tax rates	175,868	(43,572)	62,596
Effects from entities taxed at different taxation regimes	(1,051,135)	(1,174,605)	(1,343,757)
Tax effect of revenues exempt from taxation	(301,833)	(68,673)	(46,674)
Tax incentives	(13,503)	(17,835)	(5,346)
Tax effect of expense not deductible in determining taxable profit (tax loss)	(33,499)	(17,459)	3,758
Other tax effects for reconciliation between accounting profit and tax expense (income)	0	20,742	22,685
Tax expense (income)	471,127	36,957	(135,555)
Current tax expense (income)	432,043	586,659	262,237
Deferred tax expense (income) recognised in profit or loss	R$ 39,084	R$ (549,702)	R$ (397,792)